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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.): [ ] is a restatement.
                                       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    The Rock Creek Group, LP
Address: 1133 Connecticut Avenue, N.W.
         Washington, DC  20036

Form 13F File Number: 028-13780

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Sudhir Krishnamurthi
Title: Senior Managing Director
Phone: (202) 331-3400

Signature, Place, and Date of Signing:


/s/ Sudhir Krishnamurthi                Washington, DC      May 5, 2010
-------------------------------------   -----------------   --------------------
             [Signature]                [City, State]       [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                     0
Form 13F Information Table Entry Total:               15
Form 13F Information Table Value Total:   $      166,853
                                           (in Thousands)

List of Other Included Managers:

Provide a numbered list of the names(s) and Form 13F file numbers(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   13F File Number   Name
---   ---------------   ----
01

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                           FORM 13F INFORMATION TABLE

        ITEM 1               ITEM 2          ITEM 3     ITEM 4           ITEM 5            ITEM 6   ITEM 7          ITEM 8
---------------------   ----------------   ---------   -------   ----------------------   -------   ------   --------------------
                                                                                                               VOTING AUTHORITY
                                                        VALUE      SH/PRN    SH/   PUT/   INVSTMT   OTHER    --------------------
        ISSUER           TITLE OF CLASS      CUSIP     (x1000)     AMOUNT    PRN   CALL   DISCRTN    MGRS    SOLE   SHARED   NONE
---------------------   ----------------   ---------   -------   ---------   ---   ----   -------   ------   ----   ------   ----
ISHARES INC             MSCI BRAZIL        464286400    17,679     240,010   SH             SOLE                X
ISHARES INC             MSCI THAILAND      464286624     2,923      61,000   SH             SOLE                X
ISHARES INC             MSCI ISRAEL FD     464286632    11,772     200,000   SH             SOLE                X
ISHARES INC             MSCI CHILE INVES   464286640     2,747      50,000   SH             SOLE                X
ISHARES INC             MSCI TURKEY FD     464286715     1,708      29,800   SH             SOLE                X
ISHARES INC             MSCI TAIWAN        464286731     2,814     224,250   SH             SOLE                X
ISHARES INC             MSCI S KOREA       464286772    51,920   1,038,400   SH             SOLE                X
ISHARES INC             MSCI STH AFRCA     464286780    11,540     190,970   SH             SOLE                X
ISHARES INC             MSCI MEX INVEST    464286822    19,647     368,125   SH             SOLE                X
ISHARES INC             MSCI MALAYSIA      464286830     8,859     758,500   SH             SOLE                X
ISHARES TR INDEX        FTSE XNHUA IDX     464287184     9,988     237,250   SH             SOLE                X
MARKET VECTORS ETF TR   RUSSIA ETF         57060U506     5,225     152,100   SH             SOLE                X
MARKET VECTORS ETF TR   INDONESIA ETF      57060U753     6,983     100,000   SH             SOLE                X
SPDR INDEX SHS FDS      EUROPE ETF         78463X608    11,625     255,000   SH             SOLE                X
WISDOMTREE TRUST        INDIA ERNGS FD     97717W422     1,423      61,000   SH             SOLE                X